Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate risk | Interest rate swaps
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Fair value of interest rate swaps / net asset	$ 5,513	$ 6,346
Increase in fair value due to reasonably possible increase in interest rates	$ 2,021	$ 1,774	$ 1,766
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	43.90%	34.10%
Principal amount of debt not hedged	$ 701,719	$ 908,569
Interest rate basis	LIBOR	LIBOR	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	$ (789)	$ (1,037)	$ (1,174)
Currency risk
Financial Risk Management
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (5,149)	$ (3,961)	$ (3,552)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	51,494	39,608	$ 35,522
Trade payables and accruals denominated in euros	$ 10,445	$ 4,929